Segment Information (Segment Operating Information by Segment) (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sohu [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	$ 15.8	$ 17.9	$ 18.8
Changyou [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	$ 9.2	$ 9.6	$ 11.4